Leases - Schedule of Lease Costs Related to Finance and Operating Leases (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Finance lease cost
Amortization of leased assets	$ 756,000		$ 105,000		$ 1,087,000		$ 219,000		$ 529,533		$ 130,037
Interest of lease liabilities	733,000		101,000		1,042,000		202,000		435,266		102,561
Operating lease cost
Operating lease cost	4,377,000	[1]	1,800,000	[1]	7,081,000	[1]	3,647,000	[1]	8,172,685	[2]	4,797,056	[2]
Total lease cost	$ 5,866,000		$ 2,006,000		$ 9,210,000		$ 4,068,000		$ 9,137,484		$ 5,029,654

[1]	Expenses are classified within Aircraft Rent on the Company's condensed consolidated statements of operations.
[2]	Expenses are classified within Aircraft Rent on the Company's consolidated statements of operations.